Office Properties and Equipment, net (Tables)	12 Months Ended
Dec. 31, 2025
Property, Plant and Equipment [Line Items]
Summary of Premises and Equipment Less Accumulated Depreciation and Amortization
Office properties and equipment less accumulated depreciation at December 31, 2025 and 2024 are summarized as follows:

	December 31,
	2025	2024
	(In thousands)
Land	$14,290	$14,623
Buildings	30,209	29,910
Land and building improvements	53,795	49,737
Leasehold improvements	30,284	28,258
Furniture and equipment	40,666	37,787

	169,244	160,315
Less accumulated depreciation and amortization	(86,259)	(78,543)

Total office properties and equipment, net	$82,985	$81,772

Northfield Bancorp, Inc. [Member]
Property, Plant and Equipment [Line Items]
Summary of Premises and Equipment Less Accumulated Depreciation and Amortization

	December 31,
	2025	2024
At cost:
Land	$4,940	$4,940
Buildings and improvements	12,095	12,005
Capital leases	2,619	2,600
Furniture, fixtures, and equipment	34,879	33,873
Leasehold improvements	29,808	29,773

	84,341	83,191
Accumulated depreciation and amortization	(64,403)	(61,206)

Premises and equipment, net	$19,938	$21,985